Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.49%
Communication services: 9.65%
Diversified telecommunication services: 0.73%
AT&T, Inc.	182,238	$5,273,968
Verizon Communications, Inc.	106,776	4,620,197
		9,894,165
Entertainment: 1.75%
Electronic Arts, Inc.	5,779	922,906
Live Nation Entertainment, Inc.†	3,992	603,910
Netflix, Inc.†	10,778	14,433,143
Take-Two Interactive Software, Inc.†	4,291	1,042,070
TKO Group Holdings, Inc. Class A	1,698	308,951
Walt Disney Co.	45,530	5,646,175
Warner Bros Discovery, Inc.†	57,020	653,449
		23,610,604
Interactive media & services: 6.51%
Alphabet, Inc. Class A	147,399	25,976,126
Alphabet, Inc. Class C	118,900	21,091,671
Match Group, Inc.	6,211	191,858
Meta Platforms, Inc. Class A	54,987	40,585,355
		87,845,010
Media: 0.45%
Charter Communications, Inc. Class A†	2,417	988,094
Comcast Corp. Class A	94,322	3,366,352
Fox Corp. Class A	5,421	303,793
Fox Corp. Class B	3,341	172,496
Interpublic Group of Cos., Inc.	9,364	229,231
News Corp. Class A	9,553	283,915
News Corp. Class B	2,823	96,857
Omnicom Group, Inc.	4,941	355,455
Paramount Global Class B	15,319	197,615
		5,993,808
Wireless telecommunication services: 0.21%
T-Mobile U.S., Inc.	12,078	2,877,704
Consumer discretionary: 10.21%
Automobile components: 0.03%
Aptiv PLC†	5,514	376,165
Automobiles: 1.84%
Ford Motor Co.	98,917	1,073,249
General Motors Co.	24,350	1,198,264
Tesla, Inc.†	70,970	22,544,330
		24,815,843
See accompanying notes to portfolio of investments
Allspring Index Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Broadline retail: 3.95%
Amazon.com, Inc.†	239,297	$52,499,369
eBay, Inc.	11,675	869,320
		53,368,689
Distributors: 0.07%
Genuine Parts Co.	3,515	426,405
LKQ Corp.	6,538	241,971
Pool Corp.	952	277,489
		945,865
Hotels, restaurants & leisure: 2.06%
Airbnb, Inc. Class A†	10,931	1,446,609
Booking Holdings, Inc.	824	4,770,334
Caesars Entertainment, Inc.†	5,267	149,530
Carnival Corp.†	26,591	747,739
Chipotle Mexican Grill, Inc. Class A†	34,124	1,916,063
Darden Restaurants, Inc.	2,964	646,063
Domino’s Pizza, Inc.	867	390,670
DoorDash, Inc. Class A†	8,684	2,140,693
Expedia Group, Inc.	3,080	519,534
Hilton Worldwide Holdings, Inc.	6,020	1,603,367
Las Vegas Sands Corp.	8,590	373,751
Marriott International, Inc. Class A	5,758	1,573,143
McDonald’s Corp.	18,109	5,290,907
MGM Resorts International†	5,238	180,135
Norwegian Cruise Line Holdings Ltd.†	11,316	229,488
Royal Caribbean Cruises Ltd.	6,327	1,981,237
Starbucks Corp.	28,781	2,637,203
Wynn Resorts Ltd.	2,229	208,790
Yum! Brands, Inc.	7,040	1,043,187
		27,848,443
Household durables: 0.26%
D.R. Horton, Inc.	7,002	902,698
Garmin Ltd.	3,901	814,216
Lennar Corp. Class A	5,880	650,387
Mohawk Industries, Inc.†	1,314	137,760
NVR, Inc.†	74	546,539
PulteGroup, Inc.	5,076	535,315
		3,586,915
Leisure products: 0.02%
Hasbro, Inc.	3,336	246,263
Specialty retail: 1.69%
AutoZone, Inc.†	424	1,573,986
Best Buy Co., Inc.	4,879	327,527
CarMax, Inc.†	3,858	259,296
Home Depot, Inc.	25,172	9,229,062
See accompanying notes to portfolio of investments
2 | Allspring Index Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Specialty retail(continued)
Lowe’s Cos., Inc.	14,175	$3,145,007
O’Reilly Automotive, Inc.†	21,650	1,951,315
Ross Stores, Inc.	8,328	1,062,486
TJX Cos., Inc.	28,277	3,491,927
Tractor Supply Co.	13,428	708,596
Ulta Beauty, Inc.†	1,143	534,718
Williams-Sonoma, Inc.	3,114	508,734
		22,792,654
Textiles, apparel & luxury goods: 0.29%
Deckers Outdoor Corp.†	3,844	396,201
lululemon athletica, Inc.†	2,800	665,224
NIKE, Inc. Class B	29,837	2,119,620
Ralph Lauren Corp. Class A	1,010	277,023
Tapestry, Inc.	5,260	461,881
		3,919,949
Consumer staples: 5.42%
Beverages: 1.09%
Brown-Forman Corp. Class B	4,613	124,136
Coca-Cola Co.	98,104	6,940,858
Constellation Brands, Inc. Class A	3,877	630,710
Keurig Dr Pepper, Inc.	34,398	1,137,198
Molson Coors Beverage Co. Class B	4,339	208,662
Monster Beverage Corp.†	17,784	1,113,990
PepsiCo, Inc.	34,724	4,584,957
		14,740,511
Consumer staples distribution & retail: 1.95%
Costco Wholesale Corp.	11,237	11,123,956
Dollar General Corp.	5,570	637,097
Dollar Tree, Inc.†	5,003	495,497
Kroger Co.	15,514	1,112,819
Sysco Corp.	12,277	929,860
Target Corp.	11,507	1,135,165
Walgreens Boots Alliance, Inc.	18,177	208,672
Walmart, Inc.	109,422	10,699,283
		26,342,349
Food products: 0.56%
Archer-Daniels-Midland Co.	12,168	642,227
Bunge Global SA	3,404	273,273
Campbell’s Co.	4,984	152,760
Conagra Brands, Inc.	12,090	247,482
General Mills, Inc.	13,869	718,553
Hershey Co.	3,748	621,981
Hormel Foods Corp.	7,381	223,275
J.M. Smucker Co.	2,695	264,649
Kellanova	6,809	541,520
See accompanying notes to portfolio of investments
Allspring Index Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Food products(continued)
Kraft Heinz Co.	21,882	$564,993
Lamb Weston Holdings, Inc.	3,574	185,312
McCormick & Co., Inc.	6,399	485,172
Mondelez International, Inc. Class A	32,793	2,211,560
Tyson Foods, Inc. Class A	7,249	405,509
		7,538,266
Household products: 0.99%
Church & Dwight Co., Inc.	6,237	599,438
Clorox Co.	3,122	374,859
Colgate-Palmolive Co.	20,525	1,865,722
Kimberly-Clark Corp.	8,404	1,083,444
Procter & Gamble Co.	59,378	9,460,103
		13,383,566
Personal care products: 0.11%
Estee Lauder Cos., Inc. Class A	5,932	479,306
Kenvue, Inc.	48,624	1,017,700
		1,497,006
Tobacco: 0.72%
Altria Group, Inc.	42,661	2,501,214
Philip Morris International, Inc.	39,421	7,179,747
		9,680,961
Energy: 2.93%
Energy equipment & services: 0.19%
Baker Hughes Co. Class A	25,092	962,027
Halliburton Co.	21,773	443,734
Schlumberger NV	34,448	1,164,343
		2,570,104
Oil, gas & consumable fuels: 2.74%
APA Corp.	9,139	167,152
Chevron Corp.	41,134	5,889,978
ConocoPhillips	31,972	2,869,167
Coterra Energy, Inc.	19,331	490,621
Devon Energy Corp.	16,262	517,294
Diamondback Energy, Inc.	4,736	650,726
EOG Resources, Inc.	13,823	1,653,369
EQT Corp.	15,161	884,190
Expand Energy Corp.	5,485	641,416
Exxon Mobil Corp.	109,156	11,767,017
Hess Corp.	7,021	972,689
Kinder Morgan, Inc.	48,960	1,439,424
Marathon Petroleum Corp.	7,781	1,292,502
Occidental Petroleum Corp.	17,946	753,911
ONEOK, Inc.	15,820	1,291,387
Phillips 66	10,319	1,231,057
See accompanying notes to portfolio of investments
4 | Allspring Index Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Targa Resources Corp.	5,494	$956,396
Texas Pacific Land Corp.	477	503,898
Valero Energy Corp.	7,932	1,066,219
Williams Cos., Inc.	30,924	1,942,336
		36,980,749
Financials: 13.82%
Banks: 3.52%
Bank of America Corp.	165,956	7,853,038
Citigroup, Inc.	47,303	4,026,431
Citizens Financial Group, Inc.	10,983	491,489
Fifth Third Bancorp	16,905	695,303
Huntington Bancshares, Inc.	36,896	618,377
JPMorgan Chase & Co.	70,384	20,405,025
KeyCorp	24,981	435,169
M&T Bank Corp.	4,065	788,569
PNC Financial Services Group, Inc.	10,018	1,867,556
Regions Financial Corp.	22,767	535,480
Truist Financial Corp.	33,166	1,425,806
U.S. Bancorp	39,459	1,785,520
Wells Fargo & Co.	82,416	6,603,170
		47,530,933
Capital markets: 3.35%
Ameriprise Financial, Inc.	2,412	1,287,357
Bank of New York Mellon Corp.	18,119	1,650,822
BlackRock, Inc.	3,688	3,869,634
Blackstone, Inc.	18,479	2,764,089
Cboe Global Markets, Inc.	2,652	618,473
Charles Schwab Corp.	43,256	3,946,677
CME Group, Inc.	9,126	2,515,308
Coinbase Global, Inc. Class A†	5,354	1,876,524
FactSet Research Systems, Inc.	961	429,836
Franklin Resources, Inc.	7,853	187,294
Goldman Sachs Group, Inc.	7,771	5,499,925
Intercontinental Exchange, Inc.	14,528	2,665,452
Invesco Ltd.	11,335	178,753
KKR & Co., Inc.	17,143	2,280,533
MarketAxess Holdings, Inc.	950	212,173
Moody’s Corp.	3,918	1,965,230
Morgan Stanley	31,286	4,406,946
MSCI, Inc. Class A	1,960	1,130,410
Nasdaq, Inc.	10,469	936,138
Northern Trust Corp.	4,927	624,694
Raymond James Financial, Inc.	4,599	705,349
S&P Global, Inc.	7,950	4,191,956
State Street Corp.	7,223	768,094
T. Rowe Price Group, Inc.	5,580	538,470
		45,250,137
See accompanying notes to portfolio of investments
Allspring Index Fund | 5

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Consumer finance: 0.63%
American Express Co.	14,017	$4,471,143
Capital One Financial Corp.	16,199	3,446,499
Synchrony Financial	9,641	643,440
		8,561,082
Financial services: 4.29%
Apollo Global Management, Inc.	11,434	1,622,142
Berkshire Hathaway, Inc. Class B†	46,442	22,560,130
Corpay, Inc.†	1,785	592,299
Fidelity National Information Services, Inc.	13,306	1,083,241
Fiserv, Inc.†	14,042	2,420,981
Global Payments, Inc.	6,177	494,407
Jack Henry & Associates, Inc.	1,844	332,234
Mastercard, Inc. Class A	20,543	11,543,933
PayPal Holdings, Inc.†	24,631	1,830,576
Visa, Inc. Class A	43,333	15,385,382
		57,865,325
Insurance: 2.03%
Aflac, Inc.	12,323	1,299,584
Allstate Corp.	6,707	1,350,186
American International Group, Inc.	14,596	1,249,272
Aon PLC Class A	5,469	1,951,120
Arch Capital Group Ltd.	9,452	860,605
Arthur J Gallagher & Co.	6,486	2,076,298
Assurant, Inc.	1,284	253,577
Brown & Brown, Inc.	7,098	786,955
Chubb Ltd.	9,438	2,734,377
Cincinnati Financial Corp.	3,959	589,574
Erie Indemnity Co. Class A	632	219,171
Everest Group Ltd.	1,077	366,019
Globe Life, Inc.	2,091	259,890
Hartford Insurance Group, Inc.	7,195	912,830
Loews Corp.	4,408	404,037
Marsh & McLennan Cos., Inc.	12,479	2,728,409
MetLife, Inc.	14,281	1,148,478
Principal Financial Group, Inc.	5,224	414,942
Progressive Corp.	14,847	3,962,070
Prudential Financial, Inc.	8,965	963,200
Travelers Cos., Inc.	5,738	1,535,145
W.R. Berkley Corp.	7,590	557,637
Willis Towers Watson PLC	2,511	769,622
		27,392,998
Health care: 9.18%
Biotechnology: 1.54%
AbbVie, Inc.	44,736	8,303,896
Amgen, Inc.	13,618	3,802,282
Biogen, Inc.†	3,711	466,065
See accompanying notes to portfolio of investments
6 | Allspring Index Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Gilead Sciences, Inc.	31,504	$3,492,848
Incyte Corp.†	4,069	277,099
Moderna, Inc.†	8,619	237,798
Regeneron Pharmaceuticals, Inc.	2,630	1,380,750
Vertex Pharmaceuticals, Inc.†	6,504	2,895,581
		20,856,319
Health care equipment & supplies: 2.28%
Abbott Laboratories	44,064	5,993,145
Align Technology, Inc.†	1,726	326,784
Baxter International, Inc.	12,997	393,549
Becton Dickinson & Co.	7,259	1,250,363
Boston Scientific Corp.†	37,469	4,024,545
Cooper Cos., Inc.†	5,065	360,425
DexCom, Inc.†	9,931	866,877
Edwards Lifesciences Corp.†	14,856	1,161,888
GE HealthCare Technologies, Inc.	11,597	858,990
Hologic, Inc.†	5,644	367,763
IDEXX Laboratories, Inc.†	2,037	1,092,525
Insulet Corp.†	1,782	559,869
Intuitive Surgical, Inc.†	9,077	4,932,532
Medtronic PLC	32,482	2,831,456
ResMed, Inc.	3,714	958,212
Solventum Corp.†	3,505	265,819
STERIS PLC	2,488	597,667
Stryker Corp.	8,711	3,446,333
Zimmer Biomet Holdings, Inc.	5,011	457,053
		30,745,795
Health care providers & services: 1.76%
Cardinal Health, Inc.	6,045	1,015,560
Cencora, Inc.	4,369	1,310,045
Centene Corp.†	12,602	684,037
Cigna Group	6,766	2,236,704
CVS Health Corp.	32,038	2,209,981
DaVita, Inc.†	1,052	149,857
Elevance Health, Inc.	5,722	2,225,629
HCA Healthcare, Inc.	4,387	1,680,660
Henry Schein, Inc.†	3,083	225,213
Humana, Inc.	3,057	747,375
Labcorp Holdings, Inc.	2,120	556,521
McKesson Corp.	3,169	2,322,180
Molina Healthcare, Inc.†	1,373	409,017
Quest Diagnostics, Inc.	2,827	507,814
UnitedHealth Group, Inc.	22,974	7,167,199
Universal Health Services, Inc. Class B	1,448	262,305
		23,710,097
See accompanying notes to portfolio of investments
Allspring Index Fund | 7

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Life sciences tools & services: 0.80%
Agilent Technologies, Inc.	7,221	$852,150
Bio-Techne Corp.	3,970	204,257
Charles River Laboratories International, Inc.†	1,244	188,752
Danaher Corp.	16,131	3,186,518
IQVIA Holdings, Inc.†	4,162	655,890
Mettler-Toledo International, Inc.†	526	617,903
Revvity, Inc.	2,985	288,709
Thermo Fisher Scientific, Inc.	9,561	3,876,603
Waters Corp.†	1,507	526,003
West Pharmaceutical Services, Inc.	1,820	398,216
		10,795,001
Pharmaceuticals: 2.80%
Bristol-Myers Squibb Co.	51,541	2,385,833
Eli Lilly & Co.	19,922	15,529,797
Johnson & Johnson	60,937	9,308,127
Merck & Co., Inc.	63,595	5,034,180
Pfizer, Inc.	143,989	3,490,293
Viatris, Inc.	29,725	265,444
Zoetis, Inc.	11,275	1,758,336
		37,772,010
Industrials: 8.45%
Aerospace & defense: 2.17%
Axon Enterprise, Inc.†	1,873	1,550,732
Boeing Co.†	19,096	4,001,185
General Dynamics Corp.	6,380	1,860,791
General Electric Co.	27,008	6,951,589
Howmet Aerospace, Inc.	10,224	1,902,993
Huntington Ingalls Industries, Inc.	994	240,011
L3Harris Technologies, Inc.	4,735	1,187,727
Lockheed Martin Corp.	5,281	2,445,842
Northrop Grumman Corp.	3,426	1,712,931
RTX Corp.	33,835	4,940,587
Textron, Inc.	4,572	367,086
TransDigm Group, Inc.	1,423	2,163,871
		29,325,345
Air freight & logistics: 0.28%
CH Robinson Worldwide, Inc.	3,007	288,521
Expeditors International of Washington, Inc.	3,468	396,219
FedEx Corp.	5,583	1,269,072
United Parcel Service, Inc. Class B	18,583	1,875,768
		3,829,580
Building products: 0.54%
A.O. Smith Corp.	2,944	193,038
Allegion PLC	2,179	314,038
Builders FirstSource, Inc.†	2,799	326,615
See accompanying notes to portfolio of investments
8 | Allspring Index Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Building products(continued)
Carrier Global Corp.	20,193	$1,477,926
Johnson Controls International PLC	16,666	1,760,263
Lennox International, Inc.	809	463,751
Masco Corp.	5,342	343,811
Trane Technologies PLC	5,648	2,470,492
		7,349,934
Commercial services & supplies: 0.55%
Cintas Corp.	8,692	1,937,186
Copart, Inc.†	22,265	1,092,543
Republic Services, Inc. Class A	5,144	1,268,562
Rollins, Inc.	7,119	401,654
Veralto Corp.	6,277	633,663
Waste Management, Inc.	9,274	2,122,077
		7,455,685
Construction & engineering: 0.11%
Quanta Services, Inc.	3,753	1,418,934
Electrical equipment: 0.88%
AMETEK, Inc.	5,847	1,058,073
Eaton Corp. PLC	9,910	3,537,771
Emerson Electric Co.	14,246	1,899,419
GE Vernova, Inc.	6,912	3,657,485
Generac Holdings, Inc.†	1,496	214,242
Hubbell, Inc. Class B	1,352	552,170
Rockwell Automation, Inc.	2,855	948,346
		11,867,506
Ground transportation: 0.93%
CSX Corp.	47,577	1,552,437
J.B. Hunt Transport Services, Inc.	1,985	285,046
Norfolk Southern Corp.	5,710	1,461,589
Old Dominion Freight Line, Inc.	4,710	764,433
Uber Technologies, Inc.†	52,961	4,941,261
Union Pacific Corp.	15,132	3,481,571
		12,486,337
Industrial conglomerates: 0.44%
3M Co.	13,630	2,075,031
Honeywell International, Inc.	16,277	3,790,588
		5,865,619
Machinery: 1.52%
Caterpillar, Inc.	11,911	4,623,969
Cummins, Inc.	3,489	1,142,647
Deere & Co.	6,393	3,250,777
Dover Corp.	3,472	636,175
Fortive Corp.	8,608	448,735
See accompanying notes to portfolio of investments
Allspring Index Fund | 9

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Machinery(continued)
IDEX Corp.	1,913	$335,865
Illinois Tool Works, Inc.	6,753	1,669,679
Ingersoll Rand, Inc.	10,218	849,933
Nordson Corp.	1,369	293,473
Otis Worldwide Corp.	9,996	989,804
PACCAR, Inc.	13,295	1,263,823
Parker-Hannifin Corp.	3,236	2,260,249
Pentair PLC	4,167	427,784
Snap-on, Inc.	1,324	412,002
Stanley Black & Decker, Inc.	3,918	265,445
Westinghouse Air Brake Technologies Corp.	4,334	907,323
Xylem, Inc.	6,163	797,246
		20,574,929
Passenger airlines: 0.14%
Delta Air Lines, Inc.	16,537	813,290
Southwest Airlines Co.	14,433	468,207
United Airlines Holdings, Inc.†	8,272	658,699
		1,940,196
Professional services: 0.62%
Automatic Data Processing, Inc.	10,281	3,170,660
Broadridge Financial Solutions, Inc.	2,975	723,014
Dayforce, Inc.†	4,049	224,274
Equifax, Inc.	3,145	815,719
Jacobs Solutions, Inc.	3,043	400,002
Leidos Holdings, Inc.	3,260	514,298
Paychex, Inc.	8,119	1,180,990
Paycom Software, Inc.	1,234	285,548
Verisk Analytics, Inc. Class A	3,543	1,103,644
		8,418,149
Trading companies & distributors: 0.27%
Fastenal Co.	29,055	1,220,310
United Rentals, Inc.	1,646	1,240,096
WW Grainger, Inc.	1,107	1,151,546
		3,611,952
Information technology: 32.61%
Communications equipment: 0.90%
Arista Networks, Inc.†	26,082	2,668,449
Cisco Systems, Inc.	100,755	6,990,382
F5, Inc.†	1,455	428,236
Juniper Networks, Inc.	8,385	334,813
Motorola Solutions, Inc.	4,227	1,777,284
		12,199,164
Electronic equipment, instruments & components: 0.66%
Amphenol Corp. Class A	30,635	3,025,206
See accompanying notes to portfolio of investments
10 | Allspring Index Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Electronic equipment, instruments & components(continued)
CDW Corp.	3,335	$595,598
Corning, Inc.	19,522	1,026,662
Jabil, Inc.	2,719	593,014
Keysight Technologies, Inc.†	4,377	717,215
Ralliant Corp.†	2,869	139,134
TE Connectivity PLC	7,510	1,266,712
Teledyne Technologies, Inc.†	1,187	608,112
Trimble, Inc.†	6,043	459,147
Zebra Technologies Corp. Class A†	1,288	397,168
		8,827,968
IT services: 1.13%
Accenture PLC Class A	15,855	4,738,901
Akamai Technologies, Inc.†	3,703	295,351
Cognizant Technology Solutions Corp. Class A	12,484	974,126
EPAM Systems, Inc.†	1,435	253,737
Gartner, Inc.†	1,949	787,825
GoDaddy, Inc. Class A†	3,609	649,836
International Business Machines Corp.	23,538	6,938,532
VeriSign, Inc.	2,045	590,596
		15,228,904
Semiconductors & semiconductor equipment: 12.54%
Advanced Micro Devices, Inc.†	41,064	5,826,982
Analog Devices, Inc.	12,561	2,989,769
Applied Materials, Inc.	20,576	3,766,848
Broadcom, Inc.	119,083	32,825,229
Enphase Energy, Inc.†	3,323	131,757
First Solar, Inc.†	2,716	449,607
Intel Corp.	110,473	2,474,595
KLA Corp.	3,349	2,999,833
Lam Research Corp.	32,395	3,153,329
Microchip Technology, Inc.	13,621	958,510
Micron Technology, Inc.	28,304	3,488,468
Monolithic Power Systems, Inc.	1,213	887,164
NVIDIA Corp.	617,646	97,581,892
NXP Semiconductors NV	6,398	1,397,899
ON Semiconductor Corp.†	10,583	554,655
QUALCOMM, Inc.	27,788	4,425,517
Skyworks Solutions, Inc.	3,802	283,325
Teradyne, Inc.	4,063	365,345
Texas Instruments, Inc.	23,008	4,776,921
		169,337,645
Software: 11.28%
Adobe, Inc.†	10,794	4,175,983
ANSYS, Inc.†	2,227	782,167
Autodesk, Inc.†	5,418	1,677,250
Cadence Design Systems, Inc.†	6,915	2,130,857
See accompanying notes to portfolio of investments
Allspring Index Fund | 11

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Software(continued)
Crowdstrike Holdings, Inc. Class A†	6,308	$3,212,728
Fair Isaac Corp.†	616	1,126,023
Fortinet, Inc.†	16,090	1,701,035
Gen Digital, Inc.	13,823	406,396
Intuit, Inc.	7,080	5,576,420
Microsoft Corp.	188,239	93,631,961
Oracle Corp.	41,192	9,005,807
Palantir Technologies, Inc. Class A†	53,872	7,343,831
Palo Alto Networks, Inc.†	16,769	3,431,608
PTC, Inc.†	3,038	523,569
Roper Technologies, Inc.	2,723	1,543,505
Salesforce, Inc.	24,300	6,626,367
ServiceNow, Inc.†	5,243	5,390,224
Synopsys, Inc.†	3,916	2,007,655
Tyler Technologies, Inc.†	1,092	647,381
Workday, Inc. Class A†	5,487	1,316,880
		152,257,647
Technology hardware, storage & peripherals: 6.10%
Apple, Inc.	378,269	77,609,451
Dell Technologies, Inc. Class C	7,587	930,166
Hewlett Packard Enterprise Co.	33,268	680,330
HP, Inc.	23,875	583,982
NetApp, Inc.	5,152	548,946
Seagate Technology Holdings PLC	5,375	775,774
Super Micro Computer, Inc.†	12,999	637,081
Western Digital Corp.	8,836	565,416
		82,331,146
Materials: 1.85%
Chemicals: 1.18%
Air Products & Chemicals, Inc.	5,636	1,589,690
Albemarle Corp.	2,980	186,757
CF Industries Holdings, Inc.	4,103	377,476
Corteva, Inc.	17,277	1,287,655
Dow, Inc.	17,902	474,045
DuPont de Nemours, Inc.	10,599	726,985
Eastman Chemical Co.	2,924	218,306
Ecolab, Inc.	6,390	1,721,722
International Flavors & Fragrances, Inc.	6,478	476,457
Linde PLC	11,922	5,593,564
LyondellBasell Industries NV Class A	6,512	376,784
Mosaic Co.	8,034	293,080
PPG Industries, Inc.	5,749	653,949
Sherwin-Williams Co.	5,839	2,004,879
		15,981,349
See accompanying notes to portfolio of investments
12 | Allspring Index Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Construction materials: 0.13%
Martin Marietta Materials, Inc.	1,527	$838,262
Vulcan Materials Co.	3,346	872,703
		1,710,965
Containers & packaging: 0.21%
Amcor PLC	58,033	533,323
Avery Dennison Corp.	1,980	347,431
Ball Corp.	7,026	394,088
International Paper Co.	13,370	626,117
Packaging Corp. of America	2,263	426,463
Smurfit WestRock PLC	12,560	541,964
		2,869,386
Metals & mining: 0.33%
Freeport-McMoRan, Inc.	36,374	1,576,813
Newmont Corp.	28,188	1,642,233
Nucor Corp.	5,844	757,031
Steel Dynamics, Inc.	3,497	447,651
		4,423,728
Real estate: 2.01%
Health care REITs: 0.28%
Alexandria Real Estate Equities, Inc.	3,899	283,184
Healthpeak Properties, Inc.	17,595	308,088
Ventas, Inc.	11,430	721,805
Welltower, Inc.	15,734	2,418,788
		3,731,865
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	17,569	269,860
Industrial REITs: 0.18%
Prologis, Inc.	23,501	2,470,425
Office REITs: 0.02%
BXP, Inc.	3,689	248,897
Real estate management & development: 0.14%
CBRE Group, Inc. Class A†	7,437	1,042,072
CoStar Group, Inc.†	10,685	859,074
		1,901,146
Residential REITs: 0.24%
AvalonBay Communities, Inc.	3,601	732,804
Camden Property Trust	2,706	304,939
Equity Residential	8,660	584,463
Essex Property Trust, Inc.	1,631	462,225
Invitation Homes, Inc.	14,437	473,534
See accompanying notes to portfolio of investments
Allspring Index Fund | 13

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Residential REITs(continued)
Mid-America Apartment Communities, Inc.	2,965	$438,850
UDR, Inc.	7,635	311,737
		3,308,552
Retail REITs: 0.25%
Federal Realty Investment Trust	1,966	186,750
Kimco Realty Corp.	17,133	360,136
Realty Income Corp.	22,872	1,317,656
Regency Centers Corp.	4,138	294,750
Simon Property Group, Inc.	7,771	1,249,266
		3,408,558
Specialized REITs: 0.88%
American Tower Corp.	11,856	2,620,413
Crown Castle, Inc.	11,029	1,133,009
Digital Realty Trust, Inc.	8,018	1,397,778
Equinix, Inc.	2,477	1,970,379
Extra Space Storage, Inc.	5,375	792,490
Iron Mountain, Inc.	7,472	766,403
Public Storage	3,999	1,173,387
SBA Communications Corp. Class A	2,721	639,000
VICI Properties, Inc. Class A	26,762	872,441
Weyerhaeuser Co.	18,368	471,874
		11,837,174
Utilities: 2.36%
Electric utilities: 1.51%
Alliant Energy Corp.	6,506	393,418
American Electric Power Co., Inc.	13,529	1,403,769
Constellation Energy Corp.	7,938	2,562,069
Duke Energy Corp.	19,685	2,322,830
Edison International	9,745	502,842
Entergy Corp.	11,304	939,589
Evergy, Inc.	5,827	401,655
Eversource Energy	9,304	591,920
Exelon Corp.	25,568	1,110,163
FirstEnergy Corp.	13,009	523,742
NextEra Energy, Inc.	52,137	3,619,351
NRG Energy, Inc.	4,952	795,192
PG&E Corp.	55,659	775,886
Pinnacle West Capital Corp.	3,024	270,557
PPL Corp.	18,723	634,522
Southern Co.	27,835	2,556,088
Xcel Energy, Inc.	14,607	994,737
		20,398,330
Gas utilities: 0.05%
Atmos Energy Corp.	4,023	619,985
See accompanying notes to portfolio of investments
14 | Allspring Index Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.14%
AES Corp.	18,030	$189,676
Vistra Corp.	8,594	1,665,603
		1,855,279
Multi-utilities: 0.61%
Ameren Corp.	6,845	657,394
CenterPoint Energy, Inc.	16,531	607,349
CMS Energy Corp.	7,576	524,865
Consolidated Edison, Inc.	9,125	915,694
Dominion Energy, Inc.	21,598	1,220,719
DTE Energy Co.	5,256	696,210
NiSource, Inc.	11,921	480,893
Public Service Enterprise Group, Inc.	12,638	1,063,867
Sempra	16,517	1,251,493
WEC Energy Group, Inc.	8,082	842,144
		8,260,628
Water utilities: 0.05%
American Water Works Co., Inc.	4,939	687,064
Total common stocks (Cost $272,474,049)		1,329,645,117

		Yield
Short-term investments: 1.23%
Investment companies: 1.23%
Allspring Government Money Market Fund Select Class♠∞		4.26%	16,542,311	16,542,311
Total short-term investments (Cost $16,542,311)				16,542,311
Total investments in securities (Cost $289,016,360)	99.72%			1,346,187,428
Other assets and liabilities, net	0.28			3,801,643
Total net assets	100.00%			$1,349,989,071

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Index Fund | 15

Portfolio of investments—June 30, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$16,763,979	$26,737,406	$(26,959,074)	$0	$0	$16,542,311	16,542,311	$201,918
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	63	9-19-2025	$19,005,570	$19,699,313	$693,743	$0
See accompanying notes to portfolio of investments
16 | Allspring Index Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Index Fund | 17

Notes to portfolio of investments—June 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$130,221,291	$0	$0	$130,221,291
Consumer discretionary	137,900,786	0	0	137,900,786
Consumer staples	73,182,659	0	0	73,182,659
Energy	39,550,853	0	0	39,550,853
Financials	186,600,475	0	0	186,600,475
Health care	123,879,222	0	0	123,879,222
Industrials	114,144,166	0	0	114,144,166
Information technology	440,182,474	0	0	440,182,474
Materials	24,985,428	0	0	24,985,428
Real estate	27,176,477	0	0	27,176,477
Utilities	31,821,286	0	0	31,821,286
Short-term investments
Investment companies	16,542,311	0	0	16,542,311
	1,346,187,428	0	0	1,346,187,428
Futures contracts	693,743	0	0	693,743
Total assets	$1,346,881,171	$0	$0	$1,346,881,171
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of June 30, 2025, $2,510,578 was segregated as cash collateral for these open futures contracts.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Index Fund